Cover Page	Apr. 27, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2022
Entity File Number	001-33749
Entity Registrant Name	RETAIL OPPORTUNITY INVESTMENTS CORP.
Entity Central Index Key	0001407623
Entity Tax Identification Number	26-0500600
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11250 El Camino Real
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	677-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ROIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Company Name L L P [Member]
Entity Information [Line Items]
Entity Registrant Name	RETAIL OPPORTUNITY INVESTMENTS PARTNERSHIP, LP
Incorporation State L L P [Member]
Entity Information [Line Items]
Entity Central Index Key	0001577230
Entity Incorporation, State or Country Code	DE
File Number L L P [Member]
Entity Information [Line Items]
Entity File Number	333-189057-01
Id Number L L P [Member]
Entity Information [Line Items]
Entity Tax Identification Number	94-2969738